Stock-Based Compensation (Details Textuals) (USD $)	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Stock Based Compensation (Textuals) [Abstract]
The total intrinsic value of options and SSARs Rights exercised	$ 25,000,000	$ 18,000,000	$ 17,000,000
Period after which stock options and SSARs granted under the Plan become exercisable	3 years
Vesting Period for Which Stock options and SSARs granted under the Plan become expire after Grant date	7 years
Grant-date fair value per award	12.66	9.42	11.24
Special Cash Dividend Per Share On Class A and Class B Common Stock		$ 1
Stock-based incentive awards on a pre-tax	9,000,000	8,000,000	7,000,000
Compensation expense partially offset by deferred income tax benefits	4,000,000	3,000,000	3,000,000
Total unrecognized compensation cost related to non-vested stock-based compensation	9,000,000
Cost recognized over weighted-average period (in years)	2.0
Omnibus Compensation Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under 2004 Omnibus Compensation Plan	7,433,000
Shares issued under 2004 Omnibus Compensation Plan	4,265,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding under Restricted stock units	82,000	176,000
Weighted-average remaining restriction period (in years)	1.8
Total fair value of Restricted stock units and restricted stock vested	$ 9,000,000	$ 2,000,000	$ 3,000,000